FINANCIAL LIABILITIES AT FAIR MARKET VALUE - Schedule of Financial Liability (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
FINANCIAL LIABILITIES AT FAIR MARKET VALUE - Schedule of Financial Liability (Details) [Line Items]
Financial liabilities at fair value	$ 0	$ 1,082
Financial liability [Member]
FINANCIAL LIABILITIES AT FAIR MARKET VALUE - Schedule of Financial Liability (Details) [Line Items]
Financial liabilities at fair value	0	296
Private warrants [Member]
FINANCIAL LIABILITIES AT FAIR MARKET VALUE - Schedule of Financial Liability (Details) [Line Items]
Financial liabilities at fair value	$ 0	$ 786